RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
RELATED PARTY TRANSACTIONS
NOTE 5 - RELATED PARTY TRANSACTIONS

As at November 30, 2019 and August 31, 2019, the Company owed $56,963 and $38,449, respectively to its President and Director. The balance due is recorded in related party payable in the accompanying consolidated balance sheets.

As at August 31, 2019 and 2018, the Company owed $38,449 and -0-, respectively to its President and Director. The balance due is recorded in accounts payable in the accompanying consolidated balance sheets.